Cover	Sep. 16, 2024
Cover [Abstract]
Entity Registrant Name	Astra Energy, Inc.
Entity Central Index Key	0001231339
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 16, 2024
Entity File Number	000-52205
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-3113571
Entity Address Address Line 1	1100 Benjamin Franklin Drive
Entity Address Address Line 2	Unit 802
Entity Address City Or Town	Sarasota
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34236
City Area Code	800
Local Phone Number	705-2919
Security 12b Title	Common
Trading Symbol	ASRE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false